Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Goodwill (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Goodwill [Line Items]
Goodwill and trademark impairment	$ 0	$ 0	$ 89,000,000	$ 0
Goodwill [Roll Forward]
Beginning Balance		2,967,000,000	2,910,000,000
Impairment charge			(38,000,000)
Foreign currency translation adjustment		(42,000,000)	95,000,000
Ending Balance		2,925,000,000	2,967,000,000	2,910,000,000
NAA Segment
Goodwill [Roll Forward]
Beginning Balance		1,898,000,000	1,934,000,000
Impairment charge			(38,000,000)
Foreign currency translation adjustment		0	2,000,000
Ending Balance		1,898,000,000	1,898,000,000	1,934,000,000
EA Segment
Goodwill [Line Items]
Goodwill and trademark impairment			89,000,000
Goodwill [Roll Forward]
Beginning Balance		1,069,000,000	976,000,000
Impairment charge			0
Foreign currency translation adjustment		(42,000,000)	93,000,000
Ending Balance		$ 1,027,000,000	$ 1,069,000,000	$ 976,000,000